Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2013
Entity Information [Line Items]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Common Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	24,815,025
Subordinated Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	16,543,350

UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating revenues
Contract revenues	$ 320.1	$ 262
Reimbursable revenues	7.7	4.5
Other revenues	5.2	8.5
Total operating revenues	333	275
Operating expenses
Vessel and rig operating expenses	123.5	88.7
Reimbursable expenses	7.3	4.1
Depreciation and amortization	43.9	30.9
General and administrative expenses	12	13.8
Total operating expenses	186.7	137.5
Net operating income	146.3	137.5
Financial items
Interest income	1.4	1.2
Interest expenses	(24.8)	(17.9)
Gain/ (loss) on derivative financial instruments	28.6	(10.5)
Foreign currency exchange loss	(1)	(1.4)
Total financial items	4.2	(28.6)
Income before income taxes	150.5	108.9
Income taxes	(12)	(15.8)
Net income	138.5	93.1
Net income attributable to Seadrill Partners LLC members	41.9	93.1
Net income attributable to the non-controlling interest	$ 96.6	$ 0
Earnings per unit (basic and diluted)
Common unitholders (in dollars per share)	$ 0.99	$ 0
Subordinated unitholders (in dollars per share)	$ 0.99	$ 0

UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 50	$ 19.5	[1]
Accounts receivables, net	181.5	134.1	[1]
Mobilization revenue receivable - short-term	16.3	13.6	[1]
Amount due from related party	31.4	39.6	[1]
Other current assets	11.2	34.5	[1]
Total current assets	290.4	241.3	[1]
Non-current assets
Newbuildings	131.4	112	[1]
Drilling units	2,075.2	2,103	[1]
Mobilization revenue receivable - long-term	52.3	49.4	[1]
Deferred tax assets	0.6	0.6	[1]
Other non-current assets	5.6	9.2	[1]
Total non-current assets	2,265.1	2,274.2	[1]
Total assets	2,555.5	2,515.5	[1]
Current liabilities
Current portion of long-term related party payable	572.3	235.6	[1]
Related party revolving credit facility	69.6	0	[1]
Trade accounts payable and accruals	21.4	28.3	[1]
Deferred mobilization revenue - short-term	18.8	19.9	[1]
Related party payable	92.4	122.2	[1]
Other current liabilities	26.2	27.3	[1]
Total current liabilities	800.7	433.3	[1]
Non-current liabilities
Long-term related party payable	689.9	1,057.1	[1]
Deferred mobilization revenue - long-term	37.1	41.1	[1]
Other non-current liabilities	0	0.4	[1]
Total non-current liabilities	727	1,098.6	[1]
Equity
Dropdown companies' equity	0	8.7	[1]
Members' Capital:
Common unitholders (24,815,025 units issued and outstanding)	195.1	208.2	[1]
Subordinated unitholders (issued 16,543,350 units issued and outstanding)	80.9	89.6	[1]
Total Members' capital/Owner's and Dropdown Companies' equity	276	306.5	[1]
Non-controlling interest	751.8	677.1	[1]
Total equity	1,027.8	983.6	[1]
Total liabilities and equity	$ 2,555.5	$ 2,515.5	[1]

[1]	Restated

UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012
Equity
Common units issued (in units)	24,815,025	24,815,025
Common units outstanding (in units)	24,815,025	24,815,025
Subordinated units issued (in units)	16,543,350	16,543,350
Subordinated units outstanding (in units)	16,543,350	16,543,350

UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Cash Flows from Operating Activities
Net income	$ 138.5		$ 93.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	43.9		30.9
Amortization of deferred loan charges	3.2		3.1
Amortization of mobilization revenue	(10)		(6.6)
Unrealized (gain)/ loss related to derivative financial instruments	(28.6)		10.5
Payment for long term maintenance	0		(1)
Deferred income tax expense (benefit)	0.1		0.1
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	4.6		41.4
Trade accounts receivable	(47.5)		(52)
Mobilization revenue receivable	(5.6)		(41.3)
Trade accounts payable	(6.8)		(0.4)
Related party payables	7.2		0
Other assets	23.7		15
Other liabilities	(1.6)		3.4
Net cash provided by operating activities	121.1		96.2
Cash Flows from Investing Activities
Additions to newbuildings and rigs	(35)		(68)
Net cash used in investing activities	(35)		(68)
Cash Flows from Financing Activities
Proceeds from long term debt related party	109.5		0
Repayments of debt	(170.1)		(90.4)
Debt fees paid	(0.3)		0
Proceeds from related party loans	99.6		0
Cash Distributions	(50)		0
Distribution to Seadrill Limited for the acquisition of Tender rig T-15	(76.1)		0
Owner's funding (paid)/received	31.8		48.1
Net cash used in financing activities	(55.6)		(42.3)
Net increase/(decrease) in cash and cash equivalents	30.5		(14.1)
Cash and cash equivalents at beginning of the period	19.5	[1]	15.3
Cash and cash equivalents at the end of period	50		1.2
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	28.4		14.7
Taxes paid	$ 15.2		$ 4.9

[1]	Restated

UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES MEMBERS' CAPITAL/OWNER'S AND DROPDOWN COMPANIES EQUITY (USD $) In Millions, unless otherwise specified		Dropdown Companies' Equity [Member]		Owner's Equity [Member]		Common Units [Member]		Subordinated Units [Member]		Seadrill [Member]		Total Before Non-controlling Interest [Member]		Non-controlling Interest [Member]		Total
Consolidated balance at Dec. 31, 2011		$ 22.2		$ 793		$ 0		$ 0		$ 0		$ 815.2		$ 0		$ 815.2
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income		(0.7)		93.9		0		0		0		93.2		0		93.1
Movement in invested equity		11		47.5		0		0		0		58.5		0		58.5
Consolidated Balance at Jun. 30, 2012		32.5		934.4		0		0		0		966.9		0		966.9
Consolidated balance at Dec. 31, 2012	[1]	8.7		0		208.2		89.6		0		306.5		677.1		983.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Elimination of equity transferred to the Company		(8.7)		0		0		0		0		(8.7)		0		(8.7)
Allocation of Company capital to unitholders	[2]	0		0		(45.7)		(30.4)		0		(76.1)		0		(76.1)
Forgiveness of related party payables		0		0		24.3		16.2		0		40.5		0		40.5
Combined carve-out net income		0	[3]	0	[3]	25.1	[3]	16.8	[3]	0	[3]	41.9	[3]	96.6	[3]	138.5
Cash Distributions paid		0		0		(16.8)		(11.3)		0		(28.1)		(21.9)		(50)
Consolidated Balance at Jun. 30, 2013		$ 0		$ 0		$ 195.1		$ 80.9		$ 0		$ 276		$ 751.8		$ 1,027.8

[1]	Restated
[2]	The excess of the purchase consideration of $210.0 million over the $133.9 million book value of assets acquired has been accounted for as an equity distribution of $76.1 million to Seadrill Ltd. in accordance with the accounting rules for reorganization of entities under common control. Refer to Note 1.
[3]	The Dropdown Companies' net loss from January 1 to May 17, 2013 (pre-dropdown) amounted to $1.6 million. The post acquisition net profit (from May 18, 2013 to June 30, 2013) relating to the T-15 in the quarter ended June 30, 2013 was $0.3 million.

UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES MEMBERS' CAPITAL/OWNER'S AND DROPDOWN COMPANIES EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	1 Months Ended	4 Months Ended
	Jun. 30, 2013	May 17, 2013
Increase (Decrease) in Partners' Capital [Roll Forward]
Net profit (loss) pre-dropdown		$ 1.6
Post-acquisition net profit	0.3
Purchase price		210
Total value of net assets acquired		$ 133.9

General information	6 Months Ended
Jun. 30, 2013
General information [Abstract]
General information
Note 1 - General information

Background and Formation

On June 28, 2012, Seadrill Limited ("Seadrill" or the "Parent") formed Seadrill Partners LLC ("Seadrill Partners," the "Company," "our," "we," "us") under the laws of the Republic of the Marshall Islands as part of its strategy for the Company to acquire, in connection with the Company's proposed initial public offering of its common units (the "IPO"), a 30% limited partner interest and non-economic general partner interest in Seadrill Operating LP, a Marshall Islands limited Company and a 51% limited liability company interest in Seadrill Capricorn Holdings LLC, a Marshall Islands limited liability company.

On October 24th, 2012, Seadrill and its subsidiaries transferred (i) Seadrill Operating LP, (a) a 100% interest in the entities that own and operate the West Aquarius and the West Vencedor, and (b) an approximate 56% interest in the entity that owns and operates the West Capella and (ii) Seadrill Capricorn Holdings LLC, a 100% interest in the entities that own and operate the West Capricorn, which we collectively refer to as "OPCO's Initial Fleet."

On October 24th, 2012 the Company completed its IPO of 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). The Company is listed on the New York stock exchange ("NYSE") under the symbol "SDLP". Upon completion of the offering, Seadrill owned 14,752,525 common units and 16,543,350 subordinated units which represent approximately 75.7% of the limited liability company interests in Seadrill Partners. Seadrill Partners' only cash generating assets are its ownership interest in Seadrill Operating LP and Seadrill Capricorn Holdings LLC (collectively, "OPCO"). OPCO's fleet consists of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig (the West Vencedor), all of which operate under long-term contracts.

On May 17, 2013, our wholly owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interests in the entities that own and operate the tender rig T-15.  This transaction was deemed to be a reorganization of entities under common control.  As a result, the Company's financial statements have been retroactively adjusted in accordance with United States Generally Accepted Accounting Principles ("US GAAP") as if Seadrill Partners had acquired the entities that own and operate the T-15 for the entire period that the entities have been under the common control of Seadrill Limited.  The retroactively adjusted Consolidated and Combined Carve-Out Financial Statements of Seadrill Partners as of and for the years ended December 31, 2011 and 2012 are attached as Exhibit 99.1 to the Current Report on Form 6-K filed with the Securities and Exchange Commission on September 27, 2013 (the "Restatement 6-K").

Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as "OPCO".

Basis of consolidation and presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with US GAAP. The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with our retroactively adjusted annual Consolidated and Combined Carve-Out Financial Statements as at December 31, 2012 included in the Restatement 6-K (our "audited 2012 financial statements"). The year-end balance sheet data was derived from our audited 2012 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included.

As of October 24, 2012, the financial statements of Seadrill Partners LLC ("the Company") as a separate legal entity are presented on a consolidated basis. For periods prior to October 24, 2012, the results of operations and balance sheet have been carved out of the consolidated financial statements of Seadrill Limited and therefore are presented on a combined carve-out basis. The combined entity's historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Company's interests in the four rigs in OPCO's Initial Fleet. Accordingly, the unaudited historical combined carve-out interim financial statements prior to October 24, 2012 reflect allocations of certain administrative and other expenses, including share options and pension costs, mark-to-market valuations of interest rate and foreign currency swap derivatives. The basis for the allocations are described in note 1 of the retroactively adjusted audited consolidated and combined carve-out financial statements for the year ended December 31, 2012 filed as an exhibit to the Restatement 6-K with the U.S. Securities and Exchange Commission. These allocated costs have been accounted for as an equity contribution in the combined consolidated balance sheets.

On May 17, 2013, the Company acquired from Seadrill the ownership interests in entities that own and operate the Tender Rig T-15. This transaction was considered a business combination and accounted for as a reorganization of entities under common control. As a result the Company's balance sheets, statements of operations, cash flows and changes in members' capital/ owners' equity and related notes have been retroactively adjusted to include the Tender Rig T-15, as if the Company had owned the entities that own and operate the Tender Rig T-15 when the vessel commenced construction. The excess of the consideration paid by the Company over Seadrill's historical cost is accounted for as a change in equity to Seadrill. The effect of adjusting the Company's financial statements to account for this common control transaction impacted the following line items by:

(in US$ millions)	December 31, 2012
Newbuildings	112
Other assets		1.4
Total Assets	113.4
Long-term related party payable		(100.5)
Other liabilities		(4.2)
Total Liabilities	(104.7)
Equity		(8.7)

Net income for the six months ended June 30, 2012, decreased by $0.7 million. The effect on the consolidated and combined carve-out statement of cash flows is as follows:
·	Decrease of $1.9 million to $96.2 million compared to $98.1 million attributable to net cash provided by operating activities,
·	Decrease of $10.9 million to $(68.0) million compared to $(57.1) million attributable to net cash used in investing activities.
·	Increase of $11.1 million to $(42.3) million compared to $(53.4) million attributable to net cash provided (used in)/by financing activities.
·	Overall a net increase in cash and cash equivalents of $1.7 million to $1.2 million from $2.9 million.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited consolidated financial statements for the year ended December 31, 2012, unless otherwise included in these unaudited interim financial statements as separate disclosures.

Business combinations between entities under common control

Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting.  Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination.  The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity.  In addition re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill.  Therefore, the Company's financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements [Abstract]
Accounting policies
Note 2 - Recent Accounting Pronouncements

Recently Adopted Accounting Standards

Accounting Standards Update ("ASU") No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities - Effective January 1, 2013, we adopted the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments.  The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement.  The update is effective for interim and annual periods beginning on or after January 1, 2013.  The adoption did not have an effect on our interim consolidated financial statements.

Segment information	6 Months Ended
Jun. 30, 2013
Segment information [Abstract]
Segment information
Note 3 - Segment information

Operating segments

The Company's fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company's revenues by customer for the six months ended June 30, 2013, and 2012 are follows:

Contract revenue split by customer

(In US$ millions)	Six months ended June 30,
	2013	2012

ExxonMobil	30%	43%
Total	32%	39%
Chevron	13%	16%
BP	25%	2%
Total	100%	100%

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Six months ended June 30,
	2013	2012

Nigeria	$107.2	$110.9
China	-	80.1
Angola	42.9	43.3
Vietnam	-	32.3
Canada	100.9	-
United States	82.0	7.3
Other	-	1.1
Total	$333.0	$275.0

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.

As of June 30, 2013 and June 30, 2012 the drilling rigs were located as follows:

Fixed Assets – Drilling units

(In US$ millions)	June 30, 2013	December 31, 2012

Nigeria	$544.8	$553.9
Angola	186.0	194.3
Canada	543.0	545.7
United States	801.4	809.1
Total	$2,075.2	$2,103.0

Taxation	6 Months Ended
Jun. 30, 2013
Taxation [Abstract]
Taxation
Note 4 – Taxation

Income taxes consist of the following:

(In US$ millions)	Six months ended June 30,
	2013	2012

Current tax expense:
United Kingdom	$-	$-
Angola	2.1	2.2
Canada	1.7	(0.8)
China	-	5.4
Hungary	0.6	-
Nigeria	6.2	6.3
Norway	-	2.6
United States of America	1.5	-
Other	0.2	-
Total current tax expense	12.3	15.7

Deferred tax expense:
Angola	0.1	0.1
Canada	(0.1)	-
Nigeria	-	-
United States of America	(0.3)	-
Total income tax expense	$12.0	$15.8

Seadrill Partners is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling rigs operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for each of the three and six month periods ended June 30, 2013 and 2012 are as follows:

Effective tax rate

(In US$ millions)	Six months ended June 30,
	2013	2012

United Kingdom statutory income tax rate	23.2%	24.5%
Effect of other tax jurisdictions	(15.2%)	(10.1%)
Effective income tax rate	8.0%	14.4%

Deferred taxes

The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2013	December 31, 2012

Deferred mobilization revenue	$0.6	$0.6
Total deferred tax assets	$0.6	$0.6

The net deferred tax liabilities consist of the following:

(In US$ millions)	June 30, 2013	December 31, 2012

Provisions	$0.3	$-
Total deferred tax liability	$0.3	$-

Acquisition of entities under common control	6 Months Ended
Jun. 30, 2013
Acquisition of entities under common control [Abstract]
Acquisition of entities under common control
Note 5 – Acquisition of entities under common control

On May 17, 2013 the Company acquired a 100% interest in the companies that own and operate the tender rig T-15 from Seadrill. The purchase consideration was US$210 million. As part of the transaction the Company entered into a new related party loan agreement with Seadrill relating to its existing $440 million credit facility, corresponding to the $100.5 million tranche relating to the T-15. In addition the Company entered into a new related party loan agreement with Seadrill for $109.5 million. Refer to Note 8.

The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $76.1 million has been recorded as a reduction of equity, as set forth in the table below: The details of the transaction are as follows:

(In US $ millions)
Purchase price	$210.0
Rig historic book value	133.9
Total value of net assets acquired	(133.9)
Excess amount recorded as a reduction of equity	76.1

Newbuildings	6 Months Ended
Jun. 30, 2013
Newbuildings [Abstract]
Newbuildings
Note 6 – Newbuildings

(In US$ millions)	June 30, 2013	December 31, 2012

Opening balance at the beginning of the period	$112.0	$788.9
Additions	17.3	131.7
Capitalized interest and loan related costs	2.1	13.0
Re-classified as drilling units	-	(821.6)
Closing balance at the end of the period	$131.4	$112.0

December 31, 2012 newbuildings has been retroactively adjusted for the impact of the acquisition of the tender rig T-15 to include $24.4 million in the opening balance, $87.5 million of additions, and $0.1 capitalized interest.

Drilling units	6 Months Ended
Jun. 30, 2013
Drilling units [Abstract]
Drilling units
Note 7 – Drilling units

(In US$ millions)	June 30, 2013	December 31, 2012

Cost	$2,306.7	$2,297.0
Accumulated depreciation	(231.5)	(194.0)
Net book value	$2,075.2	$2,103.0

The depreciation expense was $43.9 million and $30.9 million for the six months, and $22.3 million and $16.6 million for the three months ended June 30, 2013 and 2012, respectively.

Long-term interest bearing debt and interest expenses	6 Months Ended
Jun. 30, 2013
Long-term interest bearing debt and interest expenses [Abstract]
Long-term interest bearing debt and interest expenses
Note 8 – Long-term interest bearing debt and interest expenses

For each of the Rig Financing Agreements, the Company has entered into loan agreements with Seadrill, and these related party loan agreements are classified as related party transactions, under which the Company makes principal and interest payments directly to Seadrill, corresponding to that proportion of the loan relating to the West Capella, West Aquarius, West Vencedor, West Capricorn, and the T-15.

As of June 30, 2013 and December 31, 2012, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	June 30, 2013	December 31, 2012

Credit facilities:
US$1,500 facility (June 2014)	$490.8	$572.6
US$1,200 facility (June 2015)	98.8	111.1
US$109.5 vendor financing facility (May 2016)	109.5	-
US$550 facility (December 2016)	467.6	508.5
US$440 facility (December 2017)	95.5	100.5
Total interest bearing debt	$1,262.2	$1,292.7

Less: current portion	(572.3)	(235.6)
Long-term portion of interest bearing debt	$689.9	$1,057.1

The December 31, 2012 balance has been retroactively adjusted for the impact of the acquisition of the tender rig T-15 to include the $100.5 million in the opening balance on the $440 million credit facility. As at December 31, 2012 the short term portion of this facility was $10.1 million.

The outstanding debt as of June 30, 2013 is repayable as follows:

(In US$ millions)	As at June 30,
Twelve months ended June 30, 2014	$572.3
Twelve months ended June 30, 2015	147.4
Twelve months ended June 30, 2016	174.5
Twelve months ended June 30, 2017	312.6
Twelve months ended June 30, 2018 and thereafter	55.4
Total interest bearing debt	$1,262.2

On May 17, 2013, as part of the acquisition of the T-15 tender rig, the Company assumed the associated outstanding debt of $100.5 million on a back to back basis with Seadrill. This is part of the existing $440 million facility that Seadrill has entered into with a syndicate of banks. The facility bears interest of 3 month LIBOR plus a margin of 3.25% and matures in December 2017.

In addition, on May 17, 2013, a further $109.5 million was borrowed as vendor financing from Seadrill. The facility bears interest of LIBOR plus a margin of 5.00% and matures in May 2016.

Risk management and financial instruments	6 Months Ended
Jun. 30, 2013
Risk management and financial instruments [Abstract]
Risk management and financial instruments
Note 9 – Risk management and financial instruments

The majority of our gross earnings from rigs and vessels are receivable in US dollars and the majority of our other transactions, assets and liabilities are denominated in US dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the US dollar. The Company is also exposed to changes in interest rates on floating interest rate debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

Interest rate risk management

The Company's exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company's objective is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. The extent to which the Company utilizes interest rate swaps and other derivatives to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates.

Interest rate swap agreements not qualified for hedge accounting

At June 30, 2013 we had interest rate swap agreements with an outstanding principal of US$1,158.4 million (December 31, 2012: US$1,128.0 million). These agreements do not qualify for hedge accounting and accordingly any changes in the fair values of the swap agreements are included in the Consolidated and Combined Carve-out Statement of Operations under "(Loss)/gain on derivative financial instruments". The total fair value of the interest rate swaps outstanding at June 30, 2013 amounted to an asset of US$27.3 million (December 31, 2012: a liability of US$5.9 million). The fair value of the interest rate swaps are classified as other current assets/liabilities in the balance sheet. The gain recognized for the six months to June 30, 2013 was $28.6 million (six months to June 30, 2012: loss of $10.5 million).

The Company's interest rate swap agreements as at June 30, 2013, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
265.9 *	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
265.9 *	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100.0	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
231.1 *	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200.0	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
95.5 *	3 month LIBOR	1.11%	May 2013 – Jun 2020

*The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans

The counterparty to the above agreements is Seadrill.

Credit risk

The Company has financial assets which expose the Company to credit risk arising from possible default by counterparties.  The Company considers the counterparties to be creditworthy and does not expect any significant loss to result from non-performance by such counterparties.  The Company in the normal course of business does not demand collateral from its counterparties.

Fair values of financial instruments

The carrying value and estimated fair value of the Company's financial instruments at June 30, 2013 and December 31, 2012 were as follows:

	June 30, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$50.0	$50.0	$19.5	$19.5
Revolving credit facility	69.6	69.6	-	-
Current portion of long term debt to related party	572.2	572.2	235.6	235.6
Long-term portion of interest bearing debt to related party	689.9	689.9	1,057.1	1,057.1

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy.

The fair values of the revolving credit facility and the current and long-term portions of floating rate debt are estimated to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.  This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest. We have categorized at level 2 on the fair value measurement hierarchy.

Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	June 30, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts	27.3	-	27.3	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	5.9	-	5.9	-

Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement and Disclosures emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The fair values of interest rate swaps and forward exchange contracts are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR interest rates as of June 30, 2013.

Retained risk

(a) Physical Damage Insurance

Seadrill purchases hull and machinery insurance to cover for physical damage to its drilling rigs and charges us for the cost related to OPCO's fleet.

We retain the risk for the deductibles relating to physical damage insurance on OPCO's fleet. The deductible is currently a maximum of $5 million per occurrence.

(b) Loss of Hire Insurance

Seadrill purchases insurance to cover for loss of revenue in the event of extensive downtime caused by physical damage to its drilling rigs, where such damage is covered under the Seadrill's physical damage insurance, and charges us for the cost related to OPCO's fleet.

The loss of hire insurance has a deductible period of 60 days after the occurrence of physical damage. Thereafter, insurance policies according to which OPCO is compensated for loss of revenue are limited to between 210 and 290 days. OPCO retains the risk related to loss of hire during the initial 60 day period, as well as any loss of hire exceeding the number of days permitted under insurance policy. Based on an overall risk assessment in 2011, Seadrill Management decided not to purchase loss of hire insurance for the tender barge T-15. This means that if the T-15 is wholly or partially deprived of income as a consequence of damage, the loss of income will not be compensated by insurance.

(c) Protection and Indemnity Insurance

For OPCO's fleet, Seadrill purchases protection and indemnity insurance and excess liability insurance for personal injury liability for crew claims, non-crew claims and third-party property damage including oil pollution from the drilling rigs to cover claims of up to $250 million per event and in the aggregate for the West Vencedor and T-15 and up to $500 million per event and in the aggregate for each of the West Aquarius , the West Capricorn and the West Capella.

OPCO retains the risk for the deductible of up to $0.5 million per occurrence relating to protection and indemnity insurance.

Concentration of Risk

There is a concentration of credit risk with respect to cash and cash equivalents as most of the amounts are deposited with Nordea Bank Finland Plc and Danske Bank A/S.  The Company considers these risks to be remote.

In the six months ended June 30, 2013 and 2012, 30% and 43% of the Company's contract revenues were received from ExxonMobil Corporation ("Exxon"), 32% and 39% respectively, from Total S.A. ("Total"), and 13% and 16% respectively from Chevron Corporation ("Chevron"), and 25% and 2% respectively, from British Petroleum ("BP").  There is thus a concentration of revenue risk towards Exxon, Total, Chevron and BP.

Related party transactions	6 Months Ended
Jun. 30, 2013
Related party transactions [Abstract]
Related party transactions
Note 10 – Related party transactions

Seadrill has charged the Company for the provision of technical and commercial management of the drilling rigs, as well as, a share of Seadrill's general and administrative costs.  Amounts charged to the Company for the six months ended June 30, 2013 and 2012 were $24.2 million and $55.5 million respectively.

Net expenses (income) from related parties:

(In US$ millions)	Six months ended June 30,
	2013	2012

Management and administrative fees (a) and (b)	$12.7	$12.5
Rig operating costs (c)	10.0	11.4
Insurance premiums (d)	4.0	6.7
Interest expense (e)	24.2	14.8
Commitment fee (f)	2.4	-
Derivative (gains) / losses (e)	(28.6)	10.5
West Aquarius bareboat charter (h)	4.0	-
Other revenues due to West Polaris (i)	(5.3)	(8.5)
Operating expenses for West Polaris (i)	5.0	8.1
Total	$24.2	$55.5

Receivables (payables) from related parties:

(In US$ millions)	June 30, 2013	December 31, 2012

Trading balances due from Seadrill and subsidiaries (j)	$31.4	$39.6
Trading balances due to Seadrill and subsidiaries (j)	(92.4)	(122.2)
Revolving credit facility with Seadrill (f)	(69.6)	-
Rig financing agreements with Seadrill (g)	(1,262.2)	(1,292.7)

(a) Management and administrative service agreement – the Company entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management will provide to the Company certain management and administrative services.  The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services.  The agreement has an initial term for five years and can be terminated by provided 90 days written notice.

(b) Technical and administrative service agreement – the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill.  The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.

(c) Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.

(d) Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.

(e) Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill Ltd based on the Company's debt as a percentage of Seadrill's overall debt.  Upon entering the Rig Financing agreements with Seadrill Limited, the costs and expenses have been incurred by the Company.

(f) $300 million revolving credit facility – The Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.

(g) Rig financing agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into related party loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the rig facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. On May 17, 2013, the Company entered into a new related party loan agreement with Seadrill relating to the T-15 for $100.5 million tranche of Seadrill's existing $440 million facility. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to Seadrill under each Rig Facility corresponding to payments of principal and interest due under each Rig Facility that are allocable to the West Capricorn, the West Vencedor, the West Aquarius, the West Capella and the T-15. Refer to Note 8 for more information. The December 31, 2012 balance has been retroactively adjusted to include the impact of the T-15.

(h) Other revenues and expenses – During the six months ended June 30, 2013, we earned other revenues within our Nigerian service company of $5.3 million (six months ended June 30, 2012: $8.5 million) relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million (six months ended June 30, 2012: $8.1 million).

(i) West Aquarius bareboat charter - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2013, the net effect to OPCO is an expense of $4.0 million.

(j) Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.

T-15 Loan Agreement

On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15 (the "T-15 loan agreement").  The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matures in May 2016.

Amendment to Contribution and Sale Agreement

As of June 30, 2013, the Company and certain of its subsidiaries entered into an agreement with Seadrill and certain of its subsidiaries to amend the Contribution and Sale Agreement that was entered into with Seadrill at the time of the IPO in October 2012 to convert certain intercompany payables to equity.  Pursuant to that amendment, as of June 30, 2013, our accounts and those of Seadrill were adjusted to reflect a net capital contribution in the amount of $20.0 million by Seadrill to Seadrill Operating LP and a net capital contribution in the amount of $20.5 million by Seadrill to Seadrill Capricorn Holdings LLC.  No additional units were issued to Seadrill in connection with either of these contributions.

Purchase options

Under the omnibus agreement signed on October 24, 2012, the Company has the right to purchase the T-16 tender rig from Seadrill at the purchase price to be agreed between Seadrill and the Company, at any time within 24 months after the acceptance by its charterers.  If the Company and Seadrill are unable to agree upon the purchase price of T-16, its respective fair market value will be determined by a mutually acceptable third party.

Indemnifications and guarantees

Tax indemnifications

Under the Omnibus Agreement, Seadrill has agreed to indemnify the Company against any tax liabilities arising from the operation of the assets contributed or sold to the Company prior to the time they were contributed or sold.

Environmental and other indemnifications

Under the Omnibus Agreement, Seadrill has agreed to indemnify the Company for a period of five years against certain environmental and toxic tort liabilities with respect to the assets that Seadrill contributed or sold to the Company to the extent arising prior to the time they were contributed or sold.  However, claims are subject to a deductible of $0.5 million and an aggregate cap of $10 million.

In addition, pursuant to the Omnibus Agreement, Seadrill agreed to indemnify the Company for any defects in title to the assets contributed or sold to the Company and any failure to obtain, prior to October 14, 2012, certain consents and permits necessary to conduct the Company's business, which liabilities arise within three years after the closing of the IPO on October 24, 2012.

Commitments and contingencies	6 Months Ended
Jun. 30, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies
Note 11 – Commitments and contingencies

Legal Proceedings

At June 30, 2013, the Company was not party to any litigation.

Pledged Assets

The book value of assets pledged under mortgage and overdraft facilities at June 30, 2013 was $2,200.2 million (December 31, 2012: $2,098.1 million)

Purchase Commitments

At June 30, 2013, the Company had no contractual purchase commitments.

Guarantees

At June 30, 2013, the Company had issued the following guarantees in favor of third parties:

•	Guarantees issued in favor of banks in relation to customs in Nigeria (West Capella) for $157.4 million

•	Guarantees to Exxon (West Aquarius ) for $180 million and Total (West Capella) for $250 million in relation to Seadrill's formal contract holder's performance under the respective drilling contracts

Earnings per unit and cash distributions	6 Months Ended
Jun. 30, 2013
Earnings per unit and cash distributions [Abstract]
Earnings per unit and cash distributions
Note 12 - Earnings per unit and cash distributions

The calculations of basic and diluted earnings per unit are presented below

(In US$ millions)	Six months ended June 30,
2013

Net income attributable to Seadrill Partners LLC	$41.9
Less: distributions paid (1)	33.3
Undistributed earnings	8.6

Net income attributable to:
Common unitholders	24.6
Subordinated unitholders	16.4
Incentive distribution rights	0.9
41.9

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815
Subordinated unitholders	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.99
Subordinated unitholders	$0.99

Cash distributions declared and paid in the period per unit (2):	0.3875
Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	0.4175

(1)
For the purpose of calculation of the earnings per unit the cash distributions paid in May and August 2013, (relating to the three and six month period ended June 30, 2013, respectively), are based on the number of units outstanding at June 30, 2013. The units outstanding as at June 30, 2013 are also used as a denominator for the earnings per unit calculation.

(2)	Refers to cash distribution declared and paid during the period.
(3)	Refers to cash distribution declared and paid subsequent to the period end.

Earnings per unit information has not been presented for any period prior to the Company's IPO as the information is not comparable due to the change in the Company's structure and the basis of preparation of the financial statements as described in Note 1.

As of June 30, 2013 and December 31, 2012, of the Company's total number of units outstanding, 24.3% were held by the public and the remaining units were held by Seadrill.

Earnings per unit are determined by adjusting net income for the period by distributions made or to be made in relation to the period. The resulting earnings figure is divided by the weighted-average number of units outstanding during the period.

The common unitholders' and subordinated unitholder's interests in net income are calculated as if all net income was distributed according to the terms of the Operating agreement, regardless of whether those earnings would or could be distributed. The Operating Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Company's board of directors to provide for the proper conduct of the Company's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. Therefore the earnings per unit is not indicative of potential cash distributions that may be made based on historic or future earnings. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains (losses) on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Company Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3875 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3875 per unit or $1.55 per unit on an annualized basis and is made in the following manner, during the subordination period:

First, to the common unitholders, pro rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

Second, to the common unitholders, pro rata, until each common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

Third, to the holders of subordinated units, pro rata, until each subordinated unit has received a minimum quarterly distribution for that quarter;

The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

Then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders in the following manner:

•	first, 100% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the "first target distribution");
•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 13 – Subsequent Events

On July 26, 2013, our Board of Directors declared a quarterly cash distribution with respect to the quarter ended June 30, 2013 of $0.4175 per unit, equivalent to $1.67 per unit on an annualized basis.

On August 14, 2013, the Company paid a distribution with respect to the quarter ended June 30, 2013 of US$0.4175 per unit, equivalent to the minimum quarterly distribution.

General information (Policies)	6 Months Ended
Jun. 30, 2013
General information [Abstract]
Basis of consolidation and presentation
Basis of consolidation and presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with US GAAP. The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with our retroactively adjusted annual Consolidated and Combined Carve-Out Financial Statements as at December 31, 2012 included in the Restatement 6-K (our "audited 2012 financial statements"). The year-end balance sheet data was derived from our audited 2012 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included.

As of October 24, 2012, the financial statements of Seadrill Partners LLC ("the Company") as a separate legal entity are presented on a consolidated basis. For periods prior to October 24, 2012, the results of operations and balance sheet have been carved out of the consolidated financial statements of Seadrill Limited and therefore are presented on a combined carve-out basis. The combined entity's historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Company's interests in the four rigs in OPCO's Initial Fleet. Accordingly, the unaudited historical combined carve-out interim financial statements prior to October 24, 2012 reflect allocations of certain administrative and other expenses, including share options and pension costs, mark-to-market valuations of interest rate and foreign currency swap derivatives. The basis for the allocations are described in note 1 of the retroactively adjusted audited consolidated and combined carve-out financial statements for the year ended December 31, 2012 filed as an exhibit to the Restatement 6-K with the U.S. Securities and Exchange Commission. These allocated costs have been accounted for as an equity contribution in the combined consolidated balance sheets.

Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements [Abstract]
Recently Adopted Accounting Standards
Recently Adopted Accounting Standards

Accounting Standards Update ("ASU") No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities - Effective January 1, 2013, we adopted the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments.  The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement.  The update is effective for interim and annual periods beginning on or after January 1, 2013.  The adoption did not have an effect on our interim consolidated financial statements.

General information (Tables)	6 Months Ended
Jun. 30, 2013
General information [Abstract]
Business acquisition, affect on equity [Text Block]
On May 17, 2013, the Company acquired from Seadrill the ownership interests in entities that own and operate the Tender Rig T-15. This transaction was considered a business combination and accounted for as a reorganization of entities under common control. As a result the Company's balance sheets, statements of operations, cash flows and changes in members' capital/ owners' equity and related notes have been retroactively adjusted to include the Tender Rig T-15, as if the Company had owned the entities that own and operate the Tender Rig T-15 when the vessel commenced construction. The excess of the consideration paid by the Company over Seadrill's historical cost is accounted for as a change in equity to Seadrill. The effect of adjusting the Company's financial statements to account for this common control transaction impacted the following line items by:

(in US$ millions)	December 31, 2012
Newbuildings	112
Other assets		1.4
Total Assets	113.4
Long-term related party payable		(100.5)
Other liabilities		(4.2)
Total Liabilities	(104.7)
Equity		(8.7)

Net income for the six months ended June 30, 2012, decreased by $0.7 million. The effect on the consolidated and combined carve-out statement of cash flows is as follows:
·	Decrease of $1.9 million to $96.2 million compared to $98.1 million attributable to net cash provided by operating activities,
·	Decrease of $10.9 million to $(68.0) million compared to $(57.1) million attributable to net cash used in investing activities.
·	Increase of $11.1 million to $(42.3) million compared to $(53.4) million attributable to net cash provided (used in)/by financing activities.
·	Overall a net increase in cash and cash equivalents of $1.7 million to $1.2 million from $2.9 million.

Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Segment information [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company's revenues by customer for the six months ended June 30, 2013, and 2012 are follows:

Contract revenue split by customer

(In US$ millions)	Six months ended June 30,
	2013	2012

ExxonMobil	30%	43%
Total	32%	39%
Chevron	13%	16%
BP	25%	2%
Total	100%	100%

Company's revenues and fixed assets by geographic area
Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Six months ended June 30,
	2013	2012

Nigeria	$107.2	$110.9
China	-	80.1
Angola	42.9	43.3
Vietnam	-	32.3
Canada	100.9	-
United States	82.0	7.3
Other	-	1.1
Total	$333.0	$275.0

Fixed Assets – Drilling units

(In US$ millions)	June 30, 2013	December 31, 2012

Nigeria	$544.8	$553.9
Angola	186.0	194.3
Canada	543.0	545.7
United States	801.4	809.1
Total	$2,075.2	$2,103.0

Taxation (Tables)	6 Months Ended
Jun. 30, 2013
Taxation [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	Six months ended June 30,
	2013	2012

Current tax expense:
United Kingdom	$-	$-
Angola	2.1	2.2
Canada	1.7	(0.8)
China	-	5.4
Hungary	0.6	-
Nigeria	6.2	6.3
Norway	-	2.6
United States of America	1.5	-
Other	0.2	-
Total current tax expense	12.3	15.7

Deferred tax expense:
Angola	0.1	0.1
Canada	(0.1)	-
Nigeria	-	-
United States of America	(0.3)	-
Total income tax expense	$12.0	$15.8

Effective income tax rate reconciliation
Seadrill Partners is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling rigs operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for each of the three and six month periods ended June 30, 2013 and 2012 are as follows:

Effective tax rate

(In US$ millions)	Six months ended June 30,
	2013	2012

United Kingdom statutory income tax rate	23.2%	24.5%
Effect of other tax jurisdictions	(15.2%)	(10.1%)
Effective income tax rate	8.0%	14.4%

Net deferred tax assets and liabilities
The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2013	December 31, 2012

Deferred mobilization revenue	$0.6	$0.6
Total deferred tax assets	$0.6	$0.6

The net deferred tax liabilities consist of the following:

(In US$ millions)	June 30, 2013	December 31, 2012

Provisions	$0.3	$-
Total deferred tax liability	$0.3	$-

Acquisition of entities under common control (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition of entities under common control [Abstract]
Summary of Acquisition Transaction
The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $76.1 million has been recorded as a reduction of equity, as set forth in the table below: The details of the transaction are as follows:

(In US $ millions)
Purchase price	$210.0
Rig historic book value	133.9
Total value of net assets acquired	(133.9)
Excess amount recorded as a reduction of equity	76.1

Newbuildings (Tables)	6 Months Ended
Jun. 30, 2013
Newbuildings [Abstract]
Newbuildings
(In US$ millions)	June 30, 2013	December 31, 2012

Opening balance at the beginning of the period	$112.0	$788.9
Additions	17.3	131.7
Capitalized interest and loan related costs	2.1	13.0
Re-classified as drilling units	-	(821.6)
Closing balance at the end of the period	$131.4	$112.0

Drilling units (Tables)	6 Months Ended
Jun. 30, 2013
Drilling units [Abstract]
Drilling units
(In US$ millions)	June 30, 2013	December 31, 2012

Cost	$2,306.7	$2,297.0
Accumulated depreciation	(231.5)	(194.0)
Net book value	$2,075.2	$2,103.0

Long-term interest bearing debt and interest expenses (Tables)	6 Months Ended
Jun. 30, 2013
Long-term interest bearing debt and interest expenses [Abstract]
Amounts outstanding under credit facilities
As of June 30, 2013 and December 31, 2012, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	June 30, 2013	December 31, 2012

Credit facilities:
US$1,500 facility (June 2014)	$490.8	$572.6
US$1,200 facility (June 2015)	98.8	111.1
US$109.5 vendor financing facility (May 2016)	109.5	-
US$550 facility (December 2016)	467.6	508.5
US$440 facility (December 2017)	95.5	100.5
Total interest bearing debt	$1,262.2	$1,292.7

Less: current portion	(572.3)	(235.6)
Long-term portion of interest bearing debt	$689.9	$1,057.1

Maturities of outstanding debt
The outstanding debt as of June 30, 2013 is repayable as follows:

(In US$ millions)	As at June 30,
Twelve months ended June 30, 2014	$572.3
Twelve months ended June 30, 2015	147.4
Twelve months ended June 30, 2016	174.5
Twelve months ended June 30, 2017	312.6
Twelve months ended June 30, 2018 and thereafter	55.4
Total interest bearing debt	$1,262.2

Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2013
Risk management and financial instruments [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap agreements as at June 30, 2013, were as follows:

Outstanding principal	Receive rate	Pay rate	Length of contract
(In US$ millions)
265.9 *	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
265.9 *	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100.0	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
231.1 *	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200.0	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
95.5 *	3 month LIBOR	1.11%	May 2013 – Jun 2020

*The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at June 30, 2013 and December 31, 2012 were as follows:

	June 30, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$50.0	$50.0	$19.5	$19.5
Revolving credit facility	69.6	69.6	-	-
Current portion of long term debt to related party	572.2	572.2	235.6	235.6
Long-term portion of interest bearing debt to related party	689.9	689.9	1,057.1	1,057.1

Financial instruments measured at fair value on a recurring basis
Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	June 30, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts	27.3	-	27.3	-

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	5.9	-	5.9	-

Related party transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related party transactions [Abstract]
Income expenses and receivables payables from related party
Net expenses (income) from related parties:

(In US$ millions)	Six months ended June 30,
	2013	2012

Management and administrative fees (a) and (b)	$12.7	$12.5
Rig operating costs (c)	10.0	11.4
Insurance premiums (d)	4.0	6.7
Interest expense (e)	24.2	14.8
Commitment fee (f)	2.4	-
Derivative (gains) / losses (e)	(28.6)	10.5
West Aquarius bareboat charter (h)	4.0	-
Other revenues due to West Polaris (i)	(5.3)	(8.5)
Operating expenses for West Polaris (i)	5.0	8.1
Total	$24.2	$55.5

Receivables (payables) from related parties:

(In US$ millions)	June 30, 2013	December 31, 2012

Trading balances due from Seadrill and subsidiaries (j)	$31.4	$39.6
Trading balances due to Seadrill and subsidiaries (j)	(92.4)	(122.2)
Revolving credit facility with Seadrill (f)	(69.6)	-
Rig financing agreements with Seadrill (g)	(1,262.2)	(1,292.7)

(a) Management and administrative service agreement – the Company entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management will provide to the Company certain management and administrative services.  The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services.  The agreement has an initial term for five years and can be terminated by provided 90 days written notice.

(b) Technical and administrative service agreement – the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill.  The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.

(c) Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.

(d) Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.

(e) Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill Ltd based on the Company's debt as a percentage of Seadrill's overall debt.  Upon entering the Rig Financing agreements with Seadrill Limited, the costs and expenses have been incurred by the Company.

(f) $300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.

(g) Rig financing agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into related party loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the rig facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. On May 17, 2013, the Company entered into a new related party loan agreement with Seadrill relating to the T-15 for $100.5 million tranche of Seadrill's existing $440 million facility. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to Seadrill under each Rig Facility corresponding to payments of principal and interest due under each Rig Facility that are allocable to the West Capricorn, the West Vencedor, the West Aquarius, the West Capella and the T-15. Refer to Note 8 for more information. The December 31, 2012 balance has been retroactively adjusted to include the impact of the T-15.

(h) Other revenues and expenses – During the six months ended June 30, 2013, we earned other revenues within our Nigerian service company of $5.3 million (six months ended June 30, 2012: $8.5 million) relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million (six months ended June 30, 2012: $8.1 million).

(i) West Aquarius bareboat charter - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2013, the net effect to OPCO is an expense of $4.0 million.

(j) Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.

T-15 Loan Agreement

On May 17, 2013, Seadrill Partners Operating entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15 (the "T-15 loan agreement").  The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matures in May 2016.

Earnings per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per unit and cash distributions [Abstract]
Calculations of basic and diluted earnings per unit
The calculations of basic and diluted earnings per unit are presented below

(In US$ millions)	Six months ended June 30,
2013

Net income attributable to Seadrill Partners LLC	$41.9
Less: distributions paid (1)	33.3
Undistributed earnings	8.6

Net income attributable to:
Common unitholders	24.6
Subordinated unitholders	16.4
Incentive distribution rights	0.9
41.9

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815
Subordinated unitholders	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.99
Subordinated unitholders	$0.99

Cash distributions declared and paid in the period per unit (2):	0.3875
Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	0.4175

(1)
For the purpose of calculation of the earnings per unit the cash distributions paid in May and August 2013, (relating to the three and six month period ended June 30, 2013, respectively), are based on the number of units outstanding at June 30, 2013. The units outstanding as at June 30, 2013 are also used as a denominator for the earnings per unit calculation.

(2)	Refers to cash distribution declared and paid during the period.
(3)	Refers to cash distribution declared and paid subsequent to the period end.

General information (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended
	Jun. 30, 2013 Rigs	Jun. 30, 2012	Dec. 31, 2012	Oct. 24, 2012	May 17, 2013 Tender Rig T15 [Member]	Jun. 30, 2013 West Aquarius and West Vencedor [Member]	Jun. 30, 2013 West Capella [Member]	Jun. 30, 2013 West Capricorn [Member]
General information [Abstract]
Limited liability company, business, formation date	Oct 24, 2012
Percentage of limited partner interest and non-economic general partner interest (in hundredths)	30.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)	51.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)	75.70%					100.00%	56.00%	100.00%
Number of cash generating assets						2	1	1
Number of common units sold under IPO (in shares)	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)	1,312,500
Number of common units owned (in shares)	16,543,350		16,543,350	14,752,525
Number of subordinated units owned (in shares)	16,543,350
Number of rigs in OPCO's initial fleet	4
Newbuildings			$ 112
Other assets			1.4
Total Assets			113.4
Long-term related party payable			(100.5)
Other liabilities			(4.2)
Total Liabilities			(104.7)
Equity			(8.7)
Net income decrease		0.7
Accounting Reclassification, Increase (Decrease) In Cash Attributable To Operating Activities		1.9
Net Cash Provided by (Used in) Operating Activities	121.1	96.2
Accounting Reclassification, Cash Attributable To Operating Activities, Prior to Reclassification		98.1
Accounting Reclassification, Increase (Decrease) In Cash Attributable To Investing Activities		10.9
Net Cash Provided by (Used in) Investing Activities	(35)	(68)
Accounting Reclassification, Cash Attributable To Investing Activities, Prior to Reclassification		(57.1)
Accounting Reclassification, Increase (Decrease) In Cash Attributable To Financing Activities		11.1
Net Cash Provided by (Used in) Financing Activities	(55.6)	(42.3)
Accounting Reclassification, Cash Attributable To Financing Activities, Prior to Reclassification		(53.4)
Accounting Reclassification, Increase (Decrease) In Cash		1.7
Cash and Cash Equivalents, Period Increase (Decrease)		1.2
Accounting Reclassification, Changes in Cash and Cash Equivalents, Prior to Reclassification		$ 2.9
Business Acquisition [Line Items]
Acquisition percentage of ownership interests (in hundredths)					100.00%

Segment information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012
Segment information [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%	100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 333	$ 275
Fixed assets - drilling units	2,075.2		2,103	[1]
Nigeria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	107.2	110.9
Fixed assets - drilling units	544.8		553.9	[1]
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	80.1
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42.9	43.3
Fixed assets - drilling units	186		194.3	[1]
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	32.3
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	100.9	0
Fixed assets - drilling units	543		545.7	[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82	7.3
Fixed assets - drilling units	801.4		809.1	[1]
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 1.1
Exxon Mobil [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	30.00%	43.00%
Total [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	32.00%	39.00%
Chevron [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	13.00%	16.00%
BP [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	25.00%	2.00%

[1]	Restated

Taxation (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Current tax expense [Abstract]
Total current tax expense	$ 12.3	$ 15.7
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.1	0.1
Effective income tax rate reconciliation [Abstract]
United Kingom statutory income tax rate (in hundredths)	23.20%	24.50%
Effect of other tax jurisdictions (in hundredths)	(15.20%)	(10.10%)
Effective income tax rate (in hundredths)	8.00%	14.40%
Components of Deferred Tax Liabilities [Abstract]
Provisions	0.3		0	[1]
Total deferred tax liability	0.3		0	[1]
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0.6		0.6	[1]
Total deferred tax assets	0.6		0.6	[1]
Total income tax expense	12	15.8
United Kingdom [Member]
Current tax expense [Abstract]
Total current tax expense	0	0
Angola [Member]
Current tax expense [Abstract]
Total current tax expense	2.1	2.2
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.1	0.1
Canada [Member]
Current tax expense [Abstract]
Total current tax expense	1.7	(0.8)
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	(0.1)	0
China [Member]
Current tax expense [Abstract]
Total current tax expense	0	5.4
Hungary [Member]
Current tax expense [Abstract]
Total current tax expense	0.6	0
Nigeria [Member]
Current tax expense [Abstract]
Total current tax expense	6.2	6.3
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0	0
Norway [Member]
Current tax expense [Abstract]
Total current tax expense	0	2.6
United States [Member]
Current tax expense [Abstract]
Total current tax expense	1.5	0
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	(0.3)	0
Other [Member]
Current tax expense [Abstract]
Total current tax expense	$ 0.2	$ 0

[1]	Restated

Acquisition of entities under common control (Details) (USD $) In Millions, unless otherwise specified	May 17, 2013
Business Acquisition [Line Items]
Interest acquired in companies that own and operate rig (in hundredths)	100.00%
Line of credit facility	$ 440
Outstanding debt	100.5
New related party loan	109.5
Summary of Acquisition Transaction [Abstract]
Purchase price	210
Total value of net assets acquired	(133.9)
Tender Rig T15 [Member]
Summary of Acquisition Transaction [Abstract]
Purchase price	210
Rig historic book value	133.9
Total value of net assets acquired	(133.9)
Excess amount recorded as a reduction of equity	$ 76.1

Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Movement in Newbuildings [Roll Forward]
Opening balance at the beginning of the period	$ 112 [1]	$ 788.9	[1]
Additions	17.3	131.7	[1]
Capitalized interest and loan related costs	2.1	13	[1]
Re-classified as drilling units	0	(821.6)	[1]
Closing balance at the end of the period	131.4	112	[1]
Tender Rig T15 [Member]
Movement in Newbuildings [Roll Forward]
Opening balance at the beginning of the period		24.4	[1]
Additions		87.5	[1]
Capitalized interest and loan related costs		$ 0.1	[1]

[1]	Restated

Drilling units (Details) (Drilling units [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Drilling units [Member]
Drilling units [Line Items]
Cost	$ 2,306.7		$ 2,306.7		$ 2,297	[1]
Accumulated depreciation	(231.5)		(231.5)		(194)	[1]
Net book value	2,075.2		2,075.2		2,103	[1]
Depreciation and amortization expense	$ 22.3	$ 16.6	$ 43.9	$ 30.9

[1]	Restated

Long-term interest bearing debt and interest expenses (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Jun. 30, 2013 $1,500 Credit Facility [Member]	Dec. 31, 2012 $1,500 Credit Facility [Member]		Jun. 30, 2013 $1,200 Term Loan [Member]	Dec. 31, 2012 $1,200 Term Loan [Member]		Jun. 30, 2013 $550 Credit Facility [Member]	Dec. 31, 2012 $550 Credit Facility [Member]		Jun. 30, 2013 $300 Million Revolving Credit Facility [Member]	Jun. 30, 2013 $109.5 Vendor Financing Facility [Member]	Dec. 31, 2012 $109.5 Vendor Financing Facility [Member]		Jun. 30, 2013 $440 Facility [Member]	Dec. 31, 2012 $440 Facility [Member]		Jun. 30, 2013 $440 Facility [Member] Seadrill Limited [Member] Tender Rig T15 [Member]	May 17, 2013 $440 Facility [Member] Seadrill Limited [Member] Tender Rig T15 [Member]
Debt Instrument [Line Items]
Total interest bearing debt	$ 1,262.2	$ 1,292.7	[1]	$ 490.8	$ 572.6	[1]	$ 98.8	$ 111.1	[1]	$ 467.6	$ 508.5	[1]		$ 109.5	$ 0	[1]	$ 95.5	$ 100.5	[1]
Less: current portion	(572.3)	(235.6)	[1]															10.1	[1]
Long-term portion of interest bearing debt	689.9	1,057.1	[1]
Debt, face amount				1,500			1,200			550				109.5			440	100.5	[1]
Maturity date of debt				Jun 30, 2014			Jun 30, 2015			Dec 31, 2016				May 31, 2016			Dec 31, 2017			Dec 31, 2017
Liabilities assumed on acquisition																					100.5
Variable rate basis on debt issuance														LIBOR			3 month LIBOR
Interest rate added to LIBOR (in hundredths)													5.00%	5.00%			3.25%
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	572.3
2015	147.4
2016	174.5
2017	312.6
2018 and thereafter	55.4
Total interest bearing debt	$ 1,262.2	$ 1,292.7	[1]	$ 490.8	$ 572.6	[1]	$ 98.8	$ 111.1	[1]	$ 467.6	$ 508.5	[1]		$ 109.5	$ 0	[1]	$ 95.5	$ 100.5	[1]

[1]	Restated

Risk management and financial instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - assets	$ 27.3
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities				5.9
Gain recognized	28.6
Loss recognized			10.5
Outstanding principal	1,158.4			1,128
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence	5
Self-insured retention period	60 days
Maximum claim per event for protection and indemnity insurance	0.5
Contract Revenues [Member] | Customer Concentration Risk [Member] | Exxon [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	30.00%		43.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | Total S.A. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	32.00%		39.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | Chevron Corporation [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	13.00%		16.00%
Contract Revenues [Member] | Customer Concentration Risk [Member] | British Petroleum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	25.00%		2.00%
West Aquarius [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500
West Vencedor [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	250
West Capricorn [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500
West Capella [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	500
Tender Rig T15 [Member]
Retained Risk [Abstract]
Maximum claim per event for drilling rigs	250
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	27.3
Derivative instruments - Interest rate swap contracts - Liabilities				5.9
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	0
Derivative instruments - Interest rate swap contracts - Liabilities				0
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	27.3
Derivative instruments - Interest rate swap contracts - Liabilities				5.9
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments - Interest rate swap contracts - Assets	0
Derivative instruments - Interest rate swap contracts - Liabilities				0
Fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	50			19.5	[1]
Revolving credit facility	69.6			0	[1]
Current portion of long term debt to related party	572.2			235.6	[1]
Long-term portion of interest bearing debt to related party	689.9			1,057.1	[1]
Carrying value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	50			19.5	[1]
Revolving credit facility	69.6			0	[1]
Current portion of long term debt to related party	572.2			235.6	[1]
Long-term portion of interest bearing debt to related party	689.9			1,057.1	[1]
Minimum [Member]
Retained Risk [Abstract]
Compensation period	210 days
Maximum [Member]
Retained Risk [Abstract]
Compensation period	290 days
Interest Rate Swap [Member] | Swap 1 [Member]
Derivative [Line Items]
Outstanding principal	265.9	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.11%
Length of contract, inception date	Oct 31, 2012
Length of contract, maturity date	Dec 31, 2019
Interest Rate Swap [Member] | Swap 2 [Member]
Derivative [Line Items]
Outstanding principal	265.9	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.38%
Length of contract, inception date	Oct 31, 2012
Length of contract, maturity date	Dec 31, 2022
Interest Rate Swap [Member] | Swap 3 [Member]
Derivative [Line Items]
Outstanding principal	100
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.36%
Length of contract, inception date	Oct 31, 2012
Length of contract, maturity date	Oct 31, 2019
Interest Rate Swap [Member] | Swap 4 [Member]
Derivative [Line Items]
Outstanding principal	231.1	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	0.74%
Length of contract, inception date	Nov 30, 2012
Length of contract, maturity date	Nov 30, 2017
Interest Rate Swap [Member] | Swap 5 [Member]
Derivative [Line Items]
Outstanding principal	200
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.36%
Length of contract, inception date	Oct 31, 2012
Length of contract, maturity date	Oct 31, 2019
Interest Rate Swap [Member] | Swap 6 [Member]
Derivative [Line Items]
Outstanding principal	$ 95.5	[2]
Receive rate, variable rate basis	3 month LIBOR
Pay rate, fixed rate (in hundredths)	1.11%
Length of contract, inception date	May 31, 2013
Length of contract, maturity date	Jun 30, 2020

[1]	Restated
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans

Related party transactions (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		May 17, 2013	Dec. 31, 2012
Net expenses (income) from related parties [Abstract]
Management and administrative fees	$ 12		$ 13.8
Interest expense	24.8		17.9
Derivative gains and losses	(28.6)		10.5
West Aquarius bareboat charter	123.5		88.7
Trading balances due to Seadrill and subsidiaries	(92.4)					(122.2)	[1]
Trading balances due from Seadrill and subsidiaries	31.4					39.6	[1]
Revolving credit facility with Seadrill	69.6					0	[1]
Management fee percentage (in hundredths)	5.00%
Initial term of Management and administrative service agreement	5 years
Written notice period	90 days
Service fee percentage (in hundredths)	5.00%
Maximum borrowing capacity					440
Total interest bearing debt	1,262.2					1,292.7	[1]
Right to purchase T-16 tender rig period	24 months
Period within which liability arises	3 years
Credit facility, $300 facility [Member]
Net expenses (income) from related parties [Abstract]
Maximum borrowing capacity	300
Maturity period of debt	5 years
Interest rate added to LIBOR (in hundredths)	5.00%
Commitment fee percentage (in hundredths)	2.00%
$440 Facility [Member]
Net expenses (income) from related parties [Abstract]
Maximum borrowing capacity	440
Interest rate added to LIBOR (in hundredths)	3.25%
Total interest bearing debt	95.5					100.5	[1]
$109.5 Vendor Financing Facility [Member]
Net expenses (income) from related parties [Abstract]
Interest rate added to LIBOR (in hundredths)	5.00%
Total interest bearing debt	109.5					0	[1]
West Capricorn [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	522.5
West Vencedor [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	115.2
West Aquarius [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	304.6
West Capella [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	295.3
Seadrill and Subsidiaries [Member]
Net expenses (income) from related parties [Abstract]
Management and administrative fees	12.7	[2],[3]	12.5	[2],[3]
Rig operating costs	10	[4]	11.4	[4]
Insurance premiums	4	[5]	6.7	[5]
Interest expense	24.2	[6]	14.8	[6]
Commitment fee	2.4	[7]	0	[7]
Derivative gains and losses	(28.6)	[6]	10.5	[6]
West Aquarius bareboat charter	4	[8]	0	[8]
Total	24.2		55.5
Trading balances due to Seadrill and subsidiaries	31.4	[9]				39.6	[1],[9]
Trading balances due from Seadrill and subsidiaries	(92.4)	[10]				(122.2)	[1],[10]
Revolving credit facility with Seadrill	(69.6)	[7]				0	[1],[7]
Rig financing agreement with Seadrill	(1,262.2)	[11]				(1,292.7)	[1],[11]
Indemnification period for omnibus agreement	5 years
Seadrill and Subsidiaries [Member] | Minimum [Member]
Net expenses (income) from related parties [Abstract]
Deductible on environmental and other indemnifications claims	0.5
Seadrill and Subsidiaries [Member] | Maximum [Member]
Net expenses (income) from related parties [Abstract]
Deductible on environmental and other indemnifications claims	10
Seadrill and Subsidiaries [Member] | $440 Facility [Member]
Net expenses (income) from related parties [Abstract]
Total interest bearing debt	100.5
Seadrill and Subsidiaries [Member] | $109.5 Vendor Financing Facility [Member]
Net expenses (income) from related parties [Abstract]
Interest rate added to LIBOR (in hundredths)	5.00%
Total interest bearing debt	109.5
Nigerian Services Company [Member] | West Polaris [Member]
Net expenses (income) from related parties [Abstract]
Other revenues due to West Polaris	(5.3)	[9]	(8.5)	[9]
Operating expenses for West Polaris	5	[10]	8.1	[10]
Seadrill Operating LP [Member]
Net expenses (income) from related parties [Abstract]
Net capital contribution	20
Seadrill Capricorn Holdings LLC [Member]
Net expenses (income) from related parties [Abstract]
Net capital contribution	$ 20.5

[1]	Restated
[2]	Management and administrative service agreement – the Company entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management will provide to the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.
[3]	Technical and administrative service agreement – the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.
[4]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
[5]	Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
[6]	Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill Ltd based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing agreements with Seadrill Limited, the costs and expenses have been incurred by the Company.
[7]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.
[8]	Other revenues and expenses – During the six months ended June 30, 2013, we earned other revenues within our Nigerian service company of $5.3 million (six months ended June 30, 2012: $8.5 million) relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million (six months ended June 30, 2012: $8.1 million).
[9]	West Aquarius bareboat charter - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2013, the net effect to OPCO is an expense of $4.0 million.
[10]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
[11]	Rig financing agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into related party loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the rig facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. On May 17, 2013, the Company entered into a two new related party loan agreements with Seadrill relating to the T-15 for $210.0 million, consisting of the $100.5 million tranche of Seadrill's existing $440 million facility, and an additional $109.5 million loan from Seadrill. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Facility, at Seadrill's direction and on its behalf, corresponding to payments of principal and interest due under each Rig Facility that are allocable to the West Capricorn, the West Vencedor, the West Aquarius, the West Capella and the T-15. Refer to Note 8 for more information. The December 31, 2012 balance has been restated to include the impact of the T-15.

Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commitments and contingencies [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 2,200.2	$ 2,098.1
Maturity schedule for contractual commitments [Abstract]
Contractual commitments	0
West Aquarius [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	180
West Capella [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	250
Guarantee in favor of banks [Member] | West Capella [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	$ 157.4

Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	6 Months Ended				6 Months Ended					0 Months Ended	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 First target distribution [Member]	Jun. 30, 2013 Second target distribution [Member]	Jun. 30, 2013 Third Target Distribution [Member]	Jun. 30, 2013 Final Target Distribution [Member]	Aug. 14, 2013 Subsequent Event [Member]	Jun. 30, 2013 Common Units [Member]	Jun. 30, 2013 Subordinated Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC members	$ 41.9		$ 93.1
Less: distributions paid	33.3	[1]
Undistributed earnings	8.6
Net income attributable to:
Common unitholders	24.6
Subordinated unitholders	16.4
Incentive distribution rights	0.9
Net income attributable to Seadrill Partners LLC members	$ 41.9		$ 93.1
Weighted average units outstanding (basic and diluted) [Abstract]
Weighted average units outstanding (basic and diluted) (in shares)											24,815	16,543
Earnings per unit (basic and diluted) [Abstract]
Earnings per unit (basic and diluted) ( (in US dollars per share)											$ 0.99	$ 0.99
Cash distributions declared and paid per unit (in US dollars per share)	$ 0.3875	[2]								$ 0.4175 [3]
Percentage of units outstanding held by public (in hundredths)	24.30%			24.30%
Annually distribution of operating surplus (in US dollars per share)					$ 1.55
Quarterly distribution of operating surplus (in US dollars per share)					$ 0.3875	$ 0.4456	$ 0.4844	$ 0.5813
Percentage of unit holders receiving additional distribution (in hundredths)						100.00%	85.00%	75.00%	50.00%
Percentage of unit holders receiving incentive distribution (in hundredths)							15.00%	25.00%	50.00%

[1]	For the purpose of calculation of the earnings per unit the cash distributions paid in May and August 2013, (relating to the three and six month period ended June 30, 2013, respectively), are based on the number of units outstanding at June 30, 2013. The units outstanding as at June 30, 2013 are also used as a denominator for the earnings per unit calculation.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.

Subsequent Events (Details) (USD $)	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Aug. 14, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution per unit (in dollars per unit)	$ 0.3875 [1]	$ 0.4175 [2]
Payment date		Aug 14, 2013

[1]	Refers to cash distribution declared and paid during the period.
[2]	Refers to cash distribution declared and paid subsequent to the period end.